Liabilities under Tax Receivable Agreement - Schedule of Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities Under Tax Receivable Agreement [Roll Forward]
Beginning Balance	$ 8,960	$ 109,187	$ 82,884
Additional liabilities for exchanges	0	0	30,034
Adjustment to remeasurement of liabilities	547	(100,223)	3,987
Payments under tax receivable agreement	(8,960)	(4)	(7,718)
Ending balance	$ 547	$ 8,960	$ 109,187